Restatement of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Restatement of Previously Issued Consolidated Financial Statements
Schedule of impacts of restatement on financial statements

Consolidated Balance Sheet – As of January 1, 2024

	As Previously Reported	Adjustment	As Restated
Liabilities
SAFE Notes	$2,047,000	$(1,085,061)	$961,939
Total liabilities	$2,075,994	$(1,085,061)	$990,933
Total stockholders’ equity (deficit)	$(630,192)	$1,085,061	$454,869

Consolidated Balance Sheet – As of December 31, 2024

	As Previously Reported	Adjustment	As Restated
SAFE Notes subscription receivable	$110,000	(10,000)	$100,000
Total assets	$6,873,001	$(10,000)	$6,863,001
Liabilities
SAFE Notes	$15,224,665	$(4,441,280)	$10,783,385
Total liabilities	$15,386,102	$(4,441,280)	$10,944,822
Total stockholders’ deficit	$(8,513,101)	$4,431,280	$(4,081,821)

Consolidated Statement of Operations – For the year ended December 31, 2024

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$2,419,009	$1,022,811	$3,441,820
Research and development expenses	$643,642	$17,541	$661,183
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(4,987,665)	$3,356,219	$(1,631,446)
Net loss	$(8,029,236)	$2,315,867	$(5,713,369)
Basic and diluted weighted average shares outstanding of common stock	13,877,567	(3,840,316)	10,037,251
Basic and diluted net loss per share of common stock	$(0.58)	$0.01	$(0.57)

Consolidated Statement of Stockholders’ Equity (Deficit) for the year ended December 31, 2024

	As Previously Reported	Adjustment	As Restated
Balance at December 31, 2023	$(630,235)	$1,090,496	$460,261
Stock-based compensation	146,327	1,024,960	1,171,287
Net loss	(8,029,236)	2,315,867	(5,713,369)
Balance at December 31, 2024	$(8,513,101)	$4,431,280	$(4,081,821)

Consolidated Statement of Cash Flows for the year ended December 31, 2024

	As Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Net loss	$(8,029,236)	$2,315,867	$(5,713,369)
Change in fair value of SAFE Notes	4,987,665	(3,356,219)	1,631,446
Stock-based compensation	140,935	1,030,352	1,171,287